Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Accounts Receivable Percentage	10.00%	10.00%
Consolidated Largest Client Revenue	10.00%	10.00%	10.00%
Restricted Cash and Cash Equivalents, Noncurrent	$ 47	$ 46
Business Acquisition, Increase (Decrease) in Contingent Purchase Price Obligation	53,027	12,849	778
Business Combination, Acquisition Related Costs	3,364	3,819	4,025
Assets	1,344,945	1,055,745	914,348
Liabilities	1,311,802	961,254
Interest Rate Percentage On Senior Notes	11.00%
Equity Method Investment, Ownership Percentage	50.00%
Proceeds from Equity Method Investment, Dividends or Distributions			3,519
Equity Method Investment, Realized Gain (Loss) on Disposal			2,601
Cost Method Investments	10,733	8,785
Investment Income, Amortization of Premium	46	232	848
Amortization of Debt Discount (Premium)	1,366	943	197
Deferred Finance Costs, Net	11,653	11,715
Accumulated Amortization, Deferred Finance Costs	5,821	3,526
Pension Expense	4,090	2,356	1,655
Deferred Financing Costs	2,232
Doner [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	30.00%
Ownership Interest Percentage Increase On Exercise Of Option	70.00%
Assets	220,528
Liabilities	198,419
Adrenalina [Member]
Equity Method Investment Written Off		39	1,636
Equity Method Investment, Ownership Percentage	49.90%
Real Estate Joint Venture [Member]
Percentage Of Undivided Interest	50.00%
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Performance Shares [Member]
Stock Granted, Value, Share-based Compensation, Gross	$ 9,838	$ 20,188	$ 6,649
Equity Value Appreciation Awards [Member]
Maximum Shares Issuance Restricted Stock Units And Shares		1,413,000
Share Based Compensation Arrangements By Share Based Payment Award Grants In Period Weighted Average Grant Date Fair Value		$ 9.37
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		31.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years 11 months 5 days